SUMMARY OF SIGNIFICANT POLICIES (Tables)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of Property and Equipment
Description	Estimated Life
Building and improvements	39 years
Furniture and equipment	3 years
Computer equipment	3 years
Leasehold improvements	3 years